Property, Plant and Equipment, Net - Schedule of Carrying Amounts of Property and Equipment Pledged (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Carrying Amounts of Property and Equipment Pledged [Abstract]
Buildings	¥ 156,730	$ 22,412	¥ 152,935